Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Document Period End Date	Dec. 31, 2022
Entity Central Index Key	0001510593
Entity Registrant Name	Xunlei Ltd
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	325,047,736
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35224
Entity Address, Address Line One	3709 Baishi Road
Entity Address, Address Line Two	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518000
Entity Address, Country	CN
Entity Incorporation, State or Country Code	E9
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shenzhen, the People’s Republic of China
Business Contact
Document and Entity Information
Contact Personnel Name	Naijiang (Eric) Zhou
Entity Address, Address Line One	3709 Baishi Road
Entity Address, Address Line Two	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518000
Entity Address, Country	CN
City Area Code	+86-0755
Local Phone Number	61111571
Contact Personnel Email Address	zhounaijiang@xunlei.com
ADR
Document and Entity Information
Trading Symbol	XNET
Title of 12(b) Security	American depositary shares
Security Exchange Name	NASDAQ
Common shares
Document and Entity Information
Trading Symbol	XNET
Title of 12(b) Security	Common shares, par value US$0.00025 per share
Security Exchange Name	NASDAQ